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Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin Emerging Market Core Dividend Tilt Index ETF
Investment Goal

To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM (the Underlying Index).

Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example that follows.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Emerging Market Core Dividend Tilt Index ETF Franklin Emerging Market Core Dividend Tilt Index ETF
Management fees	0.19%	[1]
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.19%	[1]
[1]	Management fees have been restated to reflect current fiscal year fees as a result of a decrease in the Fund's contractual management fee rate effective August 1, 2022. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater. Consequently, the Fund’s total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Franklin Emerging Market Core Dividend Tilt Index ETF Franklin Emerging Market Core Dividend Tilt Index ETF USD ($)
1 Year	$ 19
3 Years	61
5 Years	107
10 Years	$ 243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34.27% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by Morningstar, Inc. (Morningstar or Index Provider). The Underlying Index is based on the Morningstar® Emerging Markets Target Market Exposure Index (Parent Index) and is constructed by applying an optimization process to the Parent Index that aims to deliver a higher dividend yield than the Parent Index, while limiting expected tracking error to the Parent Index (i.e., to provide a “dividend tilt” through the selection and weighting of securities from the Parent Index), as described in greater detail below. The Parent Index includes large- and mid-capitalization stocks representing the top 85% of the investable universe (i.e., emerging markets equity markets) by float-adjusted market capitalization (“float-adjusted” means that only shares that are estimated to be publicly available to investors are included in the calculation of market capitalization). The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted quarterly.

In particular, the construction process for the Underlying Index includes a security selection and weighting process that aims to deliver a higher dividend yield than the Parent Index (with “dividend yield” calculated based on trailing twelve-month dividend yield) while limiting expected tracking error to the Parent Index through an optimization process that is applied at each quarterly reconstitution of the Underlying Index. Eligible stocks (i.e., those included in the Parent Index) are fed into an “optimizer” that selects and weights stocks in a manner that seeks to maximize the portfolio’s dividend yield (calculated as described above), subject to several constraints, such as those for individual stock, sector and country weightings, to try to limit expected tracking error relative to the Parent Index, and portfolio turnover. At each quarterly reconstitution of the Underlying Index: (i) individual stock weightings are capped at the lesser of (a) three times their weighting in the Parent Index or (b) their weighting in the Parent Index plus 0.5%; (ii) after the optimization process is applied, stocks must have a minimum weighting of 0.005% to be included in the Underlying Index; (iii) sector weightings are kept within 5% of their weightings in the Parent Index; (iv) country weightings are kept within 5% of their weightings in the Parent Index and are capped at 3 times the country weight of the Parent Index; and (v) the one-way turnover of the Underlying Index is capped at 20% (this portfolio turnover constraint may be relaxed if an optimal portfolio solution is not feasible).

As the Underlying Index is a “Core Dividend Tilt Index” that is designed to provide a “dividend tilt” by seeking to deliver a higher dividend yield than the Parent Index while at the same time providing “core” exposure to the emerging markets equity markets through the tracking error and other constraints described above, the Underlying Index includes certain stocks that do not currently pay dividends (in other words, the application of the tracking error and other constraints as part of the index methodology security selection process results in certain non-dividend paying stocks being included in the Underlying Index). The Underlying Index may include large- and mid-capitalization companies. As of June 30, 2022, the Underlying Index was comprised of 507 securities with capitalizations ranging from $144 million to $303 billion. As of June 30, 2022, the Underlying Index included issuers from the following countries: Brazil, Chile, China, Columbia, Czech Republic, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund may use either a replication strategy or representative sampling strategy. Under a replication strategy, the Fund will replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a representative sampling strategy whereby the Fund will invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is generally reconstituted quarterly following the quarterly reconstitution of the Underlying Index.

The Fund may invest in equity futures (including equity index futures) and equity total return swaps to provide additional opportunities to add value and better track the performance of the Fund’s Underlying index, such as to equitize cash and accrued income, simulate investments in the Underlying Index, facilitate trading or minimize transaction costs.

The Fund may enter into foreign currency forward contracts and/or currency futures contracts to provide the Fund with additional opportunities to add value and better track the performance of the Fund’s Underlying Index, such as by facilitating local securities settlements or protecting against currency exposure in connection with distributions to Fund shareholders.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of June 30, 2022, the Underlying Index was concentrated in the financials sector.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, volatility in consumer demand for certain products, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect the Fund’s performance.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Emerging Market Countries The Fund’s investments in emerging market issuers are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Regional The Fund will invest in specific countries or geographic regions to approximately the same extent as the Underlying Index. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund’s investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

There are special risks associated with investments in China, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China. China is deemed by the investment manager to be an emerging markets country, which means an investment in this country has more heightened risks than general foreign investing due to a lack of established legal, political, business and social frameworks and accounting standards or auditor oversight in the country to support securities markets as well as the possibility for more widespread corruption and fraud. In addition, the standards for environmental, social and corporate governance matters in China also tend to be lower than such standards in more developed economies. Also, certain securities issued by companies located or operating in China, such as China A-Shares, are subject to trading restrictions, quota limitations, and clearing and settlement risks. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies located in or operating in China and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

Trade disputes and the imposition of tariffs on goods and services can affect the Chinese economy, particularly in light of China's large export sector, as well as the global economy. Trade disputes can result in increased costs of production and reduced profitability for non-export-dependent companies that rely on imports to the extent China engages in retaliatory tariffs. Trade disputes may also lead to increased currency exchange rate volatility.

Certain investments in Chinese companies may be made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.

Depositary Receipts Depositary receipts are subject to many of the risks of the underlying securities. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. In these cases if the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Dividend-Oriented Companies Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks.

Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Calculation Methodology The Index Provider relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or the Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the Underlying Index's calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related There is no assurance that the Underlying Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the Underlying Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Underlying Index will be in line with the described index methodology. Errors in index data, index computations or the construction of the underlying index in accordance with its methodology (including as a result of outdated, unreliable or unavailable market information) may occur and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Gains, losses or costs to the Fund caused by errors in the Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. In addition, the Fund’s NAV may deviate from the Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the Underlying Index for that security. To the extent that the investment manager uses a representative sampling strategy, the Fund may not track the return of the Underlying Index as well as it would have if the Fund held all of the securities in the Underlying Index.

Tracking Error Tracking error is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the Underlying Index, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Market Trading The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

To the extent that the underlying securities held by the Fund trade on an exchange that is closed when the securities exchange on which the Fund shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Concentration To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

The Fund may focus in the financial services sector. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock prices, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.

Mid Capitalization Companies Securities issued by mid capitalization companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Large Capitalization Companies Large capitalization companies may fall out of favor with investors based on market and economic conditions. Large capitalization companies may underperform relative to small and mid capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Passive Investment Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash Transactions Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions partially for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Small Fund When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Large Shareholder Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager, may from time to time own a substantial amount of the Fund’s shares. In addition, a third-party investor, the investment manager or an affiliate of the investment manager, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Cybersecurity Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with the Fund's Underlying Index and a secondary index with characteristics relevant to the Fund. On August 1, 2022, the Fund's underlying index was changed from the LibertyQ Emerging Markets Index to the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM. Fund performance prior to that date reflects the Fund seeking to track the performance of the LibertyQ Emerging Markets Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2020, Q4	17.24%
Worst Quarter:	2020, Q1	-25.58%

Average Annual Total Returns For periods ended December 31, 2021
Average Annual Total Returns - Franklin Emerging Market Core Dividend Tilt Index ETF		Label		1 Year	5 Years	Since Inception [1]
Morningstar® US Target Market Exposure Index				6.86%	6.75%	6.71%
Morningstar® US Target Market Exposure Index				6.03%	6.43%	6.40%
Morningstar® Emerging Markets Dividend Enhanced Select IndexSM		Morningstar® Emerging Markets Dividend Enhanced Select IndexSM (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	[2]	4.94%	5.84%	5.76%
MSCI Emerging Markets Index-NR	[2],[3]	MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)		(2.54%)	9.88%	10.44%
Morningstar® Emerging Markets Target Market Exposure Index		Morningstar® Emerging Markets Target Market Exposure Index (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)	[3]	(1.77%)	10.21%	10.83%
[1]	Since inception June 1, 2016.
[2]

Effective August 1, 2022, the Fund changed its underlying index from the LibertyQ Emerging Markets Index to the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM. Performance information is not available for the Morningstar® Emerging Markets Dividend Enhanced Select IndexSM because it did not commence calculation and publication until June 17, 2022. The Morningstar® Emerging Markets Dividend Enhanced Select IndexSM replaced the MSCI Emerging Markets Index-NR as the Fund’s primary benchmark to more accurately reflect the Fund’s new investment strategy.

[3]

Going forward, the table will present blended performance information comprised of the performance of the Fund's previous underlying index from Fund inception through July 31, 2022, followed by the performance of the Fund's Underlying Index thereafter. The table will also present blended performance information comprised of the performance of the Fund's prior benchmark index (MSCI Emerging Markets Index-NR) from Fund inception through July 31, 2022, followed by the performance of the Parent Index (Morningstar® Emerging Markets Target Market Exposure Index) thereafter.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.